ELECTRICITY CONCESSIONS AND AUTHORIZATIONS (Tables)	12 Months Ended
Dec. 31, 2023
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Schedule of generation concessions and authorizations

		Installed
		Capacity
Contract	Hydroelectric Power Plants (HPP)	(MW)	Location	Year
001/2010	Belo Monte	11,233	PA	2045
002/2022	Tucuruí	8,535	PA	2052
002/2008	Jirau	3,750	RO	2043
001/2008	Santo Antônio	3,568	RO	2043
001/2022	Xingo	3,162	SE/AL	2052
001/2022	Paulo Afonso IV	2,462	BA	2052
003/2022	Itumbiara	2,082	MG	2052
002/2011	Teles Pires	1,819	MT/PA	2047
001/2022	Luiz Gonzaga (Itaparica)	1,480	PE/BA	2052
003/2022	Marimbondo	1,440	MG	2052
005/2004	Serra da Mesa	1,275	GO	2046
003/2022	Furnas	1,216	MG	2052
001/2022	Sobradinho	1,050	BA	2052
003/2022	Luis Carlos Barreto de Carvalho	1,050	SP/MG	2052
002/2011	Teles Pires	964	MT/PA	2046
005/1997	Luís Eduardo Magalhães	903	TO	2032
128/2001	Foz do Chapecó	855	RS	2036
003/2014	Três Irmãos	808	SP	2044
001/2022	Paulo Afonso III	794	BA	2052
002/2014	São Manoel	736	PA	2049
130/2001	Peixe Angical	499	TO	2042
003/2022	Mascarenhas de Moraes (Peixoto)	476	MG	2052
001/2022	Paulo Afonso II	443	BA	2052
001/2014	Sinop	402	MT	2049
001/2022	Apolônio Sales (Moxotó)	400	AL	2052
003/2022	Corumbá I	375	GO	2052
001/2007	Governador Jayme Canet Júnior	363	PR	2049
003/2022	Porto Colômbia	320	MG	2052
003/2006	Simplício	306	MG	2043
002/2019	Balbina	250	AM	2027
001/2022	Boa Esperança	237	PI/MA	2052
005/2011	Samuel	217	RO	2032
003/2022	Funil - RJ	216	RJ	2052
129/2001	Serra do Facão	213	GO	2036
010/2000	Manso	210	MT	2037
001/2022	Paulo Afonso I	180	BA	2052
001/2006	Baguari	140	MG	2046
007/2006	Retiro Baixo	82	MG	2041
002/2022	Coaracy Nunes	78	AP	2052
004/2006	Passo São João	77	RS	2046
002/2006	Batalha	53	MG	2043
092/2002	São Domingos	48	MS	2039
002/2022	Curuá-Una	30	PA	2052
001/2022	Funil	30	BA	2052
003/2006	Anta	28	RJ	2041
001/2022	Stone	20	BA	2052
006/2004	Curemas	4	PB	2026

		Installed
		Capacity
Contract	Small Hydroelectric Plants (SHP)	(MW)	Location	Year
374/2005	João Borges	19	SC	2039
186/2004	Barra do Rio Chapéu	15	SC	2038

		Installed
		Capacity
Contract	Wind Generating Plants (EOL)	(MW)	Location	Year
220/2014	Casa Nova II	33	BA	2049
746/2010	Cerro Chato I	30	RS	2045
747/2010	Cerro Chato II	30	RS	2045
748/2010	Cerro Chato III	30	RS	2045
MME Ordinance No. 459/2012	FORTIM - Nossa Senhora de Fátima	30	CE	2047
225/2014	Casa Nova III	28	BA	2049
Authorizing Resolution No. 7,907/19	Casa Nova A	27	BA	2054
Authorizing Resolution No. 13,606/23	Casa Nova B	27	BA	2058
Authorizing Resolution No. 13,608/23	Casa Nova E	27	BA	2058
Authorizing Resolution No. 13,610/23	Casa Nova G	27	BA	2058
388/2012	Caiçara I	27	RN	2047
MME Ordinance No. 458/2012	FORTIM - Jandaia	27	CE	2047
Ordinance Mme 068/2012	Ibirapuitã	25	RS	2047
Authorizing Resolution No. 13,609/23	Casa Nova F	24	BA	2058
399/2012	Junco I	24	RN	2047
417/2012	Junco II	24	RN	2047
81/2012	Cerro Chato VI	12	RS	2047
MME Ordinance No. 409/2012	FORTIM - Jandaia I	24	CE	2047
Authorizing Resolution No. 13,607/23	Casa Nova D	23	BA	2058
MME Ordinance No. 446/2012	FORTIM - São Clemente	21	CE	2047
MME Ordinance No. 432/2012	FORTIM - São Januário	21	CE	2047
418/2012	Caiçara II	18	RN	2047
219/2014	Coqueirinho II	16	BA	2049
286/2014	Tamanduá Mirim II	16	BA	2049
141/2012	Cerro Chato V	12	RS	2047
152/2014	Angical II	10	BA	2049
154/2014	Caititú II	10	BA	2049
174/2014	Carcará	10	BA	2049
176/2014	Corrupião III	10	BA	2049
177/2014	Caititú III	10	BA	2049
139/2012	Cerro Chato IV	10	RS	2047
213/2014	Papagaio	10	BA	2049
153/2014	Teiú II	8	BA	2049
103/2012	Cerro dos Trindade	8	RS	2047
150/2014	Acauã	6	BA	2049
151/2014	Arapapá	4	BA	2049

		Installed
		Capacity
Contract	Wind Parks	(MW)	Location	Year
204/2014	Parque Eólico Coxilha Seca	30	RS	2049
210/2014	Parque Eólico Capão do Inglês	10	RS	2049
192/2014	Parque Eólico Galpões	8	RS	2049

		Installed
		Capacity
Contract	Thermoelectric Power Plants (TPP)	(MW)	Location	Year
Aneel Resolution 4950/2014	MAUÁ III	591	AM	2046
004/2004	Santa Cruz	350	RJ	2026
MME Ordinance No. 304/2008	Candiota III (Phase C)	350	RS	2041
207/2019	APARECIDA	166	AM	2030
MME Ordinance No. 420/1989	Senador Arnon Afonso Farias de Mello	86	RR	2030
004/2004	Campos (Roberto Silveira)	30	RJ	2027
Authorizing Resolution 5,682/2016	Araguaia [1]	23	MT	2019
Aneel Resolution 6883/2018	ANORI	5	AM	2030
Aneel Resolution 6883/2018	CODAJÁS	5	AM	2030
Aneel Resolution 6883/2018	CAAPIRANGA	2	AM	2030
CEG Registration: UTE.GN.AM.000092-2.02	Anamã	2	AM	2030
1.

Decommissioning of the plant in its entirety, authorized by the Ordinance of the Ministry of Mines and Energy No. 331 of 08/14/2018. The process regarding the revocation of the authorization grant is ongoing at ANEEL.

II - Electricity transmission concessions – corporate

Contract	Readjustment index	No. of substations	Km	RAP Cycle 2023/2024	Start	End
062/2001	IPCA	64	19,790	6,954,738	2013	2043
061/2001	IPCA	112	19,236	4,730,821	2013	2043
058/2001	IPCA	48	8,650	2,501,865	2013	2043
057/2001	IPCA	58	8,691	1,199,049	2013	2043
012/2009	IPCA	2	111	305,815	2009	2039
034/2001	IGPM (General Market Price Index)	2	664	253,066	2001	2031
020/2012	IPCA	4	473	156,680	2012	2042
010/2005	IGPM (General Market Price Index)	4	361	153,846	2005	2035
021/2009	IPCA	7	986	99,154	2009	2039
010/2009	IPCA	2	44	94,514	2009	2039
004/2012	IPCA	6	783	93,955	2014	2042
008/2011	IPCA	5	286	90,111	2011	2041
004/2004	IGPM (General Market Price Index)	3	372	83,664	2004	2034
019/2012	IPCA	3	60	61,433	2012	2042
005/2006	IPCA	2	257	54,101	2006	2036
022/2009	IPCA	3	486	53,376	2009	2039
004/2010	IPCA	4	34	49,114	2010	2040
017/2009	IPCA	5	96	42,825	2009	2039
019/2010	IPCA	7	321	33,739	2010	2040
006/2005	IGPM (General Market Price Index)	2	90	32,811	2005	2035
007/2005	IGPM (General Market Price Index)	2	208	30,651	2005	2035
006/2009	IPCA	3	49	29,806	2009	2039
011/2010	IPCA	4	—	29,359	2010	2040
007/2014	IPCA	5	275	29,178	2014	2044
001/2009	IPCA	2	95	28,972	2009	2039
005/2012	IPCA	4	42	28,012	2012	2042
007/2006	IPCA	3	71	26,570	2006	2036
018/2012	IPCA	6	208	23,480	2012	2042
016/2012	IPCA	1	—	22,988	2012	2042
002/2009	IPCA	1	—	21,966	2009	2039
010/2007	IPCA	2	95	21,666	2007	2037
010/2011	IPCA	3	65	19,391	2011	2041
017/2011	IPCA	2	46	17,825	2011	2041
012/2007	IPCA	4	316	16,757	2007	2037
028/2009	IPCA	3	187	16,597	2009	2039
017/2012	IPCA	2	—	16,118	2012	2042
007/2010	IPCA	1	—	15,481	2010	2040
013/2010	IPCA	1	—	15,370	2010	2040
003/2009	IPCA	2	180	14,505	2009	2039
014/2012	IPCA	2	30	14,059	2012	2042
002/2011	IPCA	3	231	13,875	2011	2041
020/2010	IPCA	2	115	13,629	2010	2040
008/2005	IGPM (General Market Price Index)	2	120	13,450	2005	2035
007/2008	IPCA	3	36	12,880	2008	2038
006/2010	IPCA	2	95	11,690	2010	2040
021/2010	IPCA	2	91	10,962	2010	2040
018/2009	IPCA	2	145	10,663	2009	2039
014/2008	IPCA	2	145	9,542	2008	2038
014/2010	IPCA	1	—	9,075	2010	2040
012/2011	IPCA	2	—	8,776	2011	2041
004/2008	IPCA	2	238	8,190	2008	2038
009/2011	IPCA	2	64	7,853	2011	2041
009/2010	IPCA	2	59	7,663	2010	2040
005/2009	IPCA	1	—	7,443	2009	2039
005/2008	IPCA	2	110	6,282	2008	2038
014/2011	IPCA	3	50	5,792	2011	2041
012/2010	IPCA	3	37	5,381	2010	2040
008/2014	IPCA	1	—	4,540	2014	2044
013/2011	IPCA	1	—	2,806	2011	2041
Total			65,194	17,663,048

Schedule of electric energy transmission concession

					Maturity
Contract	SPE	Participation	Readjustment index	RAP Cycle 2023/2024	Start	End
014/2014	Belo Monte Transmissora de Energia S.A.	49.00%	IPCA	790,519	2014	2044
013/2009	Interligação Eletrica do Madeira S.A.	49.00%	IPCA	372,747	2009	2039
015/2009	Interligação Eletrica do Madeira S.A.	49.00%	IPCA	320,567	2009	2039
001/2014	Mata de Santa Genebra Transmissão S.A.	49.90%	IPCA	312,074	2014	2044
007/2013	Paranaíba Transmissora de Energia S.A.	24.50%	IPCA	181,490	2013	2043
005/2004	STN - Sistema de Transmissão Nordeste S.A.	49.00%	IGP-M	171,742	2004	2034
022/2011	Interligação Elétrica Garanhuns S.A.	49.00%	IPCA	132,138	2011	2041
002/2010	Goiás Transmissão S.A.	49.00%	IPCA	88,714	2010	2040
009/2009	Transenergia Renovável S.A.	49.00%	IPCA	81,044	2009	2039
008/2010	MGE Transmissão S.A.	49.00%	IPCA	65,050	2010	2040
004/2013	Triângulo Mineiro Transmissora S.A.	100.00%	IPCA	52,949	2013	2043
014/2013	Vale do São Bartolomeu Transmissora de Energia S.A.	90.00%	IPCA	49,106	2013	2043
024/2009	Transenergia São Paulo S.A.	49.00%	IPCA	28,533	2009	2039
010/2012	Luziania-Niquelandia Transmissora S.A.	49.00%	IPCA	22,505	2012	2042
003/2012	Transnorte Energia S.A.	50.38%	IPCA	16,180	2012	2042
003/2011	Caldas Novas Transmissão S.A.	49.90%	IPCA	6,845	2011	2041
003/2014	Lago Azul Transmissão S.A.	49.90%	IPCA	5,464	2014	2044
009/2023[1]	Nova Era Janapu Transmissora S.A.	100.00%	IPCA	—	2023	2053
Total				2,697,667

[1] Concession Agreement 009/2023 signed on 29/09/2023, not considered by ANEEL in the 2023/2024 cycle. The RAP established in said agreement is of R$68,700.